Distribution Date:	12/12/25	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	12/08/25
Next Distribution Date:	01/12/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	12635QBK5	4.432195%	54,732,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.38%
C	12635QBL3	4.543445%	43,088,000.00	4,845,025.20	0.00	37,299.60	0.00	0.00	37,299.60	4,845,025.20	95.47%	13.75%
D	12635QAL4	3.543445%	51,238,000.00	51,238,000.00	0.00	98,737.85	0.00	0.00	98,737.85	51,238,000.00	47.61%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	0.00	0.00	0.00	0.00	24,455,000.00	24.76%	5.63%
F*	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	0.00	0.00	0.00	0.00	9,317,000.00	16.06%	4.63%
G	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	0.00	0.00	0.00	0.00	13,974,000.00	3.01%	3.13%
H	12635QAU4	3.250000%	29,113,392.00	3,376,760.61	0.00	0.00	0.00	159,385.52	0.00	3,217,375.09	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	107,205,785.81	0.00	136,037.45	0.00	159,385.52	136,037.45	107,046,400.29

X-A	12635QBH2	4.543445%	705,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12635QAA8	0.000000%	97,820,000.00	4,845,025.20	0.00	0.00	0.00	0.00	0.00	4,845,025.20
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	45,490.32	0.00	0.00	45,490.32	51,238,000.00
X-D	12635QAE0	1.293445%	33,772,000.00	33,772,000.00	0.00	39,060.65	0.00	0.00	39,060.65	33,772,000.00
X-E	12635QAG5	1.293445%	13,974,000.00	13,974,000.00	0.00	16,162.30	0.00	0.00	16,162.30	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.293445%	29,113,392.00	3,376,760.61	0.00	3,917.37	0.00	0.00	3,917.37	3,217,375.09
Notional SubTotal			931,617,392.00	107,205,785.81	0.00	104,630.64	0.00	0.00	104,630.64	107,046,400.29

Deal Distribution Total					0.00	240,668.09	0.00	159,385.52	240,668.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635QBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12635QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12635QBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12635QBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12635QBL3	112.44488489	0.00000000	0.86566097	(0.43992179)	0.00000000	0.00000000	0.00000000	0.86566097	112.44488489
D	12635QAL4	1,000.00000000	0.00000000	1.92704341	1.02582712	16.26670635	0.00000000	0.00000000	1.92704341	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	0.00000000	2.70833327	22.78848007	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	0.00000000	2.70833315	28.39873028	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	0.00000000	2.70833333	29.79166667	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12635QAU4	115.98650580	0.00000000	0.00000000	0.31413001	57.93657400	0.00000000	5.47464617	0.00000000	110.51185963
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12635QAA8	49.53000613	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	49.53000613
X-C	12635QAC4	1,000.00000000	0.00000000	0.88782388	(0.05449061)	0.00000000	0.00000000	0.00000000	0.88782388	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	1.15659866	(0.07872794)	0.00000000	0.00000000	0.00000000	1.15659866	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	1.15659797	(0.07872764)	0.00000000	0.00000000	0.00000000	1.15659797	1,000.00000000
X-F	12635QAJ9	115.98650580	0.00000000	0.13455560	(0.00953719)	0.00000000	0.00000000	0.00000000	0.13455560	110.51185963

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	11/01/25 - 11/30/25	30	2,791.99	42,698.33	0.00	42,698.33	(2,791.99)	0.00	0.00	45,490.32	0.00
X-D	11/01/25 - 11/30/25	30	2,658.80	36,401.85	0.00	36,401.85	(2,658.80)	0.00	0.00	39,060.65	0.00
X-E	11/01/25 - 11/30/25	30	1,100.14	15,062.16	0.00	15,062.16	(1,100.14)	0.00	0.00	16,162.30	0.00
X-F	11/01/25 - 11/30/25	30	277.66	3,639.71	0.00	3,639.71	(277.66)	0.00	0.00	3,917.37	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	11/01/25 - 11/30/25	30	18,955.35	18,344.25	0.00	18,344.25	(18,955.35)	0.00	0.00	37,299.60	0.00
D	11/01/25 - 11/30/25	30	780,912.17	151,299.19	0.00	151,299.19	52,561.33	0.00	0.00	98,737.85	833,473.50
E	11/01/25 - 11/30/25	30	491,059.99	66,232.29	0.00	66,232.29	66,232.29	0.00	0.00	0.00	557,292.28
F	11/01/25 - 11/30/25	30	239,357.43	25,233.54	0.00	25,233.54	25,233.54	0.00	0.00	0.00	264,590.97
G	11/01/25 - 11/30/25	30	378,462.50	37,846.25	0.00	37,846.25	37,846.25	0.00	0.00	0.00	416,308.75
H	11/01/25 - 11/30/25	30	1,677,584.80	9,145.39	0.00	9,145.39	9,145.39	0.00	0.00	0.00	1,686,730.19
Totals			3,593,160.83	405,902.96	0.00	405,902.96	165,234.86	0.00	0.00	240,668.09	3,758,395.69

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	240,668.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	407,101.27	Master Servicing Fee	278.52
Interest Reductions due to Nonrecoverability Determination	(214,299.06)	Certificate Administrator Fee	428.82
Interest Adjustments	110,421.10	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	44.67
ARD Interest	0.00	Operating Advisor Fee	205.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	303,223.31	Total Fees	957.49

Principal		Expenses/Reimbursements
Scheduled Principal	79,725.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	46,195.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,401.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	79,659.73	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	159,385.52
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	159,385.52	Total Expenses/Reimbursements	220,983.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	240,668.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	240,668.09
Total Funds Collected	462,608.83	Total Funds Distributed	462,608.81

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	107,205,785.81	107,205,785.81	Beginning Certificate Balance	107,205,785.81
(-) Scheduled Principal Collections	79,725.79	79,725.79	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	159,385.52
(-) Principal Adjustments (Cash)	79,659.73	79,659.73	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	159,385.52
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	107,046,400.29	107,046,400.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	107,334,050.11	107,334,050.11	Ending Certificate Balance	107,046,400.29
Ending Actual Collateral Balance	107,178,805.07	107,178,805.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,373,868.42	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,341,931.55	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	1	2,093,311.45	1.96%	(3)	4.5400	2.270000	1.39 or less	4	94,953,088.84	88.70%	(4)	4.5349	(0.062637)
7,500,000 to 14,999,999		2	17,873,395.28	16.70%	(2)	4.7517	0.958174	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	1	10,000,000.00	9.34%	(2)	4.7700	1.500000
25,000,000 to 49,999,999		3	87,079,693.56	81.35%	(4)	4.5174	(0.092712)	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	1	2,093,311.45	1.96%	(3)	4.5400	2.270000
	Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
								3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	29,367,365.76	27.43%	(2)	4.6500	1.340000
							Lodging	1	26,613,701.08	24.86%	(4)	4.5900	(0.520000)
Illinois	4	18,539,940.43	17.32%	(4)	4.5229	(0.128450)
							Mixed Use	1	10,000,000.00	9.34%	(2)	4.7700	1.500000
Iowa	2	14,148,657.81	13.22%	(5)	4.3300	(1.080000)
							Multi-Family	1	2,093,311.45	1.96%	(3)	4.5400	2.270000
Missouri	1	3,638,863.73	3.40%	(5)	4.3300	(1.080000)
							Office	1	29,367,365.76	27.43%	(2)	4.6500	1.340000
Oklahoma	1	4,737,871.32	4.43%	(5)	4.3300	(1.080000)
							Retail	7	38,972,021.84	36.41%	(5)	4.4105	(0.807264)
Oregon	1	26,613,701.08	24.86%	(4)	4.5900	(0.520000)
							Totals	11	107,046,400.29	100.00%	(3)	4.5570	0.128956
Pennsylvania	1	10,000,000.00	9.34%	(2)	4.7700	1.500000

Totals	11	107,046,400.29	100.00%	(3)	4.5570	0.128956

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499 or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	1	31,098,626.67	29.05%	(5)	4.3300	(1.080000)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	4	65,947,773.62	61.61%	(3)	4.6317	0.491158	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	1	10,000,000.00	9.34%	(2)	4.7700	1.500000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956	49 months or greater	6	107,046,400.29	100.00%	(3)	4.5570	0.128956
								Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	107,046,400.29	100.00%	(3)	4.5570	0.128956	Interest Only	1	10,000,000.00	9.34%	(2)	4.7700	1.500000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956	61 months or greater	5	97,046,400.29	90.66%	(4)	4.5350	(0.012321)
								Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	10,000,000.00	9.34%	(2)	4.7700	1.500000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	5	97,046,400.29	90.66%	(4)	4.5350	(0.012321)	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	107,046,400.29	100.00%	(3)	4.5570	0.128956
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30310172	RT	Various	Various	Actual/360	4.330%	110,421.10	79,659.73	79,659.73	N/A	07/06/25	07/06/27	31,178,286.40	31,098,626.67	10/06/25
7	30310139	OF	Tampa	FL	Actual/360	4.650%	114,027.30	59,033.30	0.00	N/A	10/01/25	--	29,426,399.06	29,367,365.76	11/01/25
8	30310173	LO	Portland	OR	Actual/360	4.590%	0.00	0.00	0.00	N/A	08/06/25	--	26,613,701.13	26,613,701.13	02/06/25
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	39,750.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	09/06/25
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	31,086.50	15,745.20	0.00	N/A	09/06/25	--	7,889,140.48	7,873,395.28	10/06/25
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	7,938.41	4,947.29	0.00	N/A	09/06/25	--	2,098,258.74	2,093,311.45	12/06/25
Totals							303,223.31	159,385.52	79,659.73				107,205,785.81	107,046,400.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	(1,192,921.47)	0.00	--	--	08/06/25	0.00	0.00	0.00	0.00	0.00	0.00
7	2,282,404.00	1,447,105.00	07/01/24	06/30/25	12/08/25	7,356,599.77	28,490.89	144,505.96	144,505.96	0.00	0.00
8	(1,065,798.00)	(588,201.00)	01/01/25	06/30/25	06/06/25	8,463,098.89	52,744.46	0.00	0.00	109,263.97	0.00
31	0.00	0.00	--	--	12/08/25	2,500,000.00	9,927.08	29,741.25	110,521.52	0.00	0.00
34	251,317.10	208,452.00	01/01/25	06/30/25	11/06/25	1,975,947.45	15,814.91	38,857.97	77,781.59	0.00	0.00
61	322,044.22	365,547.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	597,045.85	1,432,903.01				20,295,646.11	106,977.34	213,105.18	332,809.07	109,263.97	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/25	1	31,098,626.67	0	0.00	0	0.00	1	31,098,626.67	0	0.00	0	0.00	0	0.00	0	0.00	4.556951%	4.543538%	(3)
11/13/25	1	31,178,286.40	0	0.00	0	0.00	1	31,178,286.40	0	0.00	0	0.00	0	0.00	0	0.00	4.556858%	4.543445%	(2)
10/10/25	0	0.00	1	10,000,000.00	0	0.00	1	31,253,978.86	0	0.00	2	33,356,902.04	0	0.00	1	8,264,756.18	4.556768%	4.543355%	(1)
09/12/25	2	39,540,004.26	0	0.00	0	0.00	1	31,253,978.86	0	0.00	0	0.00	0	0.00	3	31,149,826.71	4.226502%	4.214968%	0
08/12/25	0	0.00	1	7,933,942.27	1	26,613,701.13	1	31,253,978.86	0	0.00	0	0.00	0	0.00	10	79,708,791.07	4.316729%	4.304517%	1
07/11/25	1	7,948,409.92	0	0.00	1	26,613,701.13	1	31,253,978.86	0	0.00	0	0.00	0	0.00	8	85,626,170.52	4.363739%	4.350422%	2
06/12/25	2	17,963,860.69	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	3	40,883,296.65	4.454369%	4.438855%	3
05/12/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	5	99,592,526.95	4.463232%	4.447934%	4
04/11/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	1	8,415,515.87	4.463972%	4.447557%	5
03/12/25	0	0.00	0	0.00	2	57,928,663.55	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465588%	4.449213%	6
02/12/25	0	0.00	0	0.00	2	57,999,596.94	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465700%	4.449321%	7
01/10/25	0	0.00	0	0.00	1	31,253,978.86	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465791%	4.449410%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30310172	10/06/25	1	1	0.00	0.00	174,921.64	30,558,120.11	07/02/20	1		01/31/22
7	30310139	11/01/25	0	5	144,505.96	144,505.96	7,804.50	29,426,399.06	07/02/25	98
8	30310173	02/06/25	9	5	0.00	0.00	834,411.10	27,197,184.64	06/23/20	98
31	30310182	09/06/25	2	5	29,741.25	110,521.52	0.00	10,000,000.00	12/11/18	2
34	30310183	10/06/25	1	5	38,857.97	77,781.59	9,382.00	7,903,789.81	03/20/25	2
Totals					213,105.18	332,809.07	1,026,519.24	105,085,493.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		75,947,774	2,093,311	73,854,462		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		31,098,627	0	0		31,098,627
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	107,046,400	31,460,677	38,972,022	10,000,000	26,613,701	0
Nov-25	107,205,786	2,098,259	60,604,685	7,889,140	36,613,701	0
Oct-25	107,355,804	31,253,979	0	41,584,334	34,517,491	0
Sep-25	204,064,206	28,737,106	39,540,004	0	104,533,117	31,253,979
Aug-25	338,357,192	266,697,827	0	7,933,942	32,471,444	31,253,979
Jul-25	458,172,270	392,356,180	7,948,410	0	26,613,701	31,253,979
Jun-25	599,245,920	523,414,379	17,963,861	0	26,613,701	31,253,979
May-25	640,830,861	582,963,181	0	0	26,613,701	31,253,979
Apr-25	741,308,915	683,441,235	0	0	26,613,701	31,253,979
Mar-25	750,782,327	692,853,664	0	0	26,674,685	31,253,979
Feb-25	752,053,925	694,054,328	0	0	26,745,618	31,253,979
Jan-25	753,121,905	721,867,926	0	0	0	31,253,979
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	31,098,626.67	30,558,120.11	45,560,000.00	--	(2,090,267.47)	(1.08000)	12/31/24	07/06/25	234
7	30310139	29,367,365.76	29,426,399.06	44,750,000.00	08/05/15	1,392,004.00	1.34000	06/30/25	10/01/25	237
8	30310173	26,613,701.13	27,197,184.64	23,000,000.00	03/01/25	(1,039,270.00)	(0.52000)	06/30/25	08/06/25	235
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	732,552.00	1.50000	--	10/06/25	I/O
34	30310183	7,873,395.28	7,903,789.81	12,000,000.00	05/19/15	149,792.00	0.27000	06/30/25	09/06/25	237
Totals		104,953,088.84	105,085,493.62	135,810,000.00		(855,189.47)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	1

12/8/2025 - Loan transferred due to a payment default. Borrower was also severely delinquent on financial reporting. A Receiver has been appointed over both Illinois properties. The Receiver is evaluating property needs. Special Servicer is proceeding wit h foreclosure litigation in various jurisdictions. Depositions have been tentatively scheduled for end of June. Depositions have been postponed due to Guarantor''s federal indictment. Plaintiff depositions held August 24. Filing

Motions for Summary Judgme nt in IL cases. Continuing with foreclosure litigation. Negotiations with Borrower have stalled. A status conference was set for early May. Borrower and Lender executed a Reinstatement Agreement effective August

	8. Special Servicer will monitor the perfor mance of theLoan. Borrower made first quarterly installment payment.

7	30310139	OF	FL	07/02/25	98

12/8/2025 - Loan transferred in July 2025 due to imminent monetary default. Hello letter and PNL sent. Special servicer is evaluating Borrower''s request to change to ownership structure due to pending merger. Forbearance closed in

	November 2025.

8	30310173	LO	OR	06/23/20	98

12/8/2025 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property mana ger change. Borrower has indicated they wish to transition the Property to a receiver. Special Servicer has received approval to file foreclosure and appoint a receiver. Receiver has been appointed and is evaluating

	Property needs.

31	30310182	MU	PA	12/11/18	2
	12/8/2025 - The loan matured on 10/6/2026. Borrower did not pay off the loan at maturity and Borrower has communicated their intent to cooperate in a friendly foreclosure process.

34	30310183	RT	IL	03/20/25	2

12/8/2025 - Loan has recently transferred to SS. Borrower has executed a PNL. Borrower is in discussions with a group that has issued an LOI to purchase the Property. Special Servicer is dual tracking workout discussions and enforcement of

	remedies unde r the Loan Documents. Special Servicer has received approval to initiate the foreclosure process and appoint a receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
6	30310172	0.00	4.33000%	0.00	4.33000%	9	08/08/25	08/06/25	09/15/25
14	30310177	19,000,000.00	4.21000%	19,000,000.00	4.21000%	8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00	4.66000%	8	11/18/16	11/18/16	11/23/16
61	30310191	0.00	4.54000%	0.00	4.54000%	10	09/06/25	09/06/25	09/18/25
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
39	30310169 07/12/24	6,477,143.09	1,540,000.00	830,653.71	953,262.72	830,653.71	(122,609.01)	6,599,752.10	0.00	(156.09)	6,599,908.19	92.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,322,275.07	1,540,000.00	8,840,991.09	1,079,304.48	8,793,149.33	7,713,844.85	6,608,430.22	0.00	8,522.03	6,599,908.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	159,385.52	0.00	0.00	0.00	0.00	159,385.52	0.00	0.00	159,385.52
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
39	30310169	03/12/25	0.00	0.00	6,599,908.19	0.00	76.69	0.00	0.00	0.00	6,477,143.09
		10/11/24	0.00	0.00	6,599,831.50	0.00	79.40	0.00	0.00	0.00
		07/12/24	0.00	0.00	6,599,752.10	0.00	0.00	6,477,143.09	0.00	0.00
Current Period Totals			159,385.52	0.00	0.00	0.00	0.00	159,385.52	0.00	0.00	159,385.52
Cumulative Totals			159,385.52	0.00	6,599,908.19	0.00	8,834.21	6,636,528.61	0.00	0.00	6,636,528.61

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	(110,421.10)	0.00	0.00	0.00	0.00	0.00	0.00	112,501.65	0.00	18,955.35	0.00	0.00
7	0.00	0.00	6,130.50	0.00	0.00	28,490.89	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,544.52	0.00	0.00	0.00	0.00	101,797.41	0.00	140,430.17	0.00	0.00
31	0.00	0.00	2,083.33	0.00	0.00	9,927.08	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,643.57	0.00	0.00	7,777.82	0.00	0.00	0.00	0.00	0.00	0.00
Total	(110,421.10)	0.00	15,401.92	0.00	0.00	46,195.79	0.00	214,299.06	0.00	159,385.52	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		324,861.19

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Supplemental Notes
None

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